Digital assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Disclosure of number of Bitcoin

	At December 31,
Number of Bitcoin	2023	2024	2025
	(in units)
Opening balance	—	—	—
Additions	—	—	3,234
Disposals	—	—	(1,095)
Closing balance	—	—	2,139

Disclosure of investment in Bitcoin

	At December 31,
Investment in Bitcoin	2023	2024	2025
	(in thousands)
Opening balance	$—	$—	$—
Additions	—	—	377,200
Disposals	—	—	(122,634)
Impairment	—	—	(67,375)
Closing balance	$—	$—	$187,191